Goodwill and Other Intangible Assets, net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Non-amortizable intangible assets	$ 2,046	$ 2,067
Amortizable intangible assets, gross carrying amount	2,046	2,001
Accumulated amortization	473	371
Total Other Intangible Assets, Gross Carrying Amount	$ 4,092	$ 4,068